Operating Segments (Tables)	6 Months Ended
Oct. 31, 2023
Operating Segments [Abstract]
Schedule of Operating and Reportable Segments	The following is an analysis of the Group’s revenues and results by operating and reportable segments:
	Digital solutions services — non financial services	Digital solutions services — financial services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$
Segment revenues
Revenue from external customers	22,777	1,438	—	24,215
Revenue from related parties	963	73	—	1,036
	23,740	1,511	—	25,251
Changes in fair value on financial assets measured at FVTPL	—	—	9,063	9,063
Segment profits	18,605	140	9,130	27,875
Unallocated:
Other gains and losses				(39)
Corporate expenses				(2,529)
Profit before tax				25,307

For the year ended April 30, 2022
	Digital solutions services — non financial services	Digital solutions services — financial services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$
Segment revenues
Revenue from external customers	22,047	1,430	68	23,545
Revenue from related parties	1,642	84	—	1,726
	23,689	1,514	68	25,271
Changes in fair value on financial assets measured at FVTPL	—	—	16,940	16,940
Segment profits	17,527	122	17,491	35,140
Unallocated:
Other income				4
Other gains and losses				609
Corporate expenses				(6,883)
Profit before tax				28,870
For the year ended April 30, 2023
	Digital solutions services — non financial services	Digital solutions services — financial services	Hotel operations, hospitality and VIP services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$	US$
Segment revenues
Revenue from external customers	25,869	1,480	2,195	1,294	30,838
Revenue from related parties	2,168	60	—	—	2,228
	28,037	1,540	2,195	1,294	33,066
Changes in fair value on financial assets measured at FVTPL	—	—	—	15,386	15,386
Segment profits/(losses)	21,470	87	(1,185)	19,287	39,659
Unallocated:
Other income					13,330
Other gains and losses					153
Corporate expenses					(7,844)
Profit before tax					45,298

For the six months ended October 31, 2023
	Digital solutions services — non financial services	Digital solutions services — financial services	Hotel operations, hospitality and VIP services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$	US$
Segment revenues
Revenue from external customers	—	453	6,882	27	7,362
Revenue from related parties	1,278	33	—	—	1,311
	1,278	486	6,882	27	8,673
Changes in fair value on financial assets measured at FVTPL	—	—	—	16,279	16,279
Segment profits/(losses)	486	(707)	(2,189)	16,114	13,704
Unallocated:
Other income					8,988
Other gains and losses					14,342
Corporate expenses					(4,257)
Profit before tax					32,777